Borrowed Funds - Analysis of Contractual Maturities of Outstanding Repurchase Agreements Accounted for as Secured Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Repurchase agreements	$ 800,000	$ 800,000	$ 800,000
Contractual Maturity
Amount
2028		300,000
2029		500,000
Repurchase agreements		$ 800,000
Weighted Average Interest Rate
2028		2.37%
2029		2.16%
Contractual Maturity Over 90 days, Weighted Average Interest Rate		2.24%
Earlier of Contractual Maturity or Next Call Date
Amount
2021		$ 400,000
2022		400,000
Repurchase agreements		$ 800,000
Weighted Average Interest Rate
2021		2.31%
2022		2.16%
Contractual Maturity Over 90 days, Weighted Average Interest Rate		2.24%